Accounts payable and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Schedule of accounts payables and accrued liabilities

At December 31, 2025 and June 30, 2026, accounts payable and accrued liabilities consisted of the following:

	December 31, 2025	June 30, 2026
	S$’000	S$’000
Accounts payable	16	34
Other payables	590	176
Accrued expenses	187	93
Deposits received	92	99
Deferred revenue	389	400
	1,274	802